Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties and leases	Capitalized Evaluation	Total
Cost
Balance at January 1, 2017	$164,540	$1,416,948	$141,922	$3,877,473	$77,495	$5,678,378
Additions/transfers	12,322	115,684	(42,933)	254,481	9,536	349,090
Acquisition of Integra (note 6)	4,820	3,646	—	385,181	—	393,647
Proceeds on pre-commercial production sales	—	—	—	(38,200)	—	(38,200)
Other movements	4,251	(2,325)	(12,336)	7,832	—	(2,578)
Disposals	(10)	(2,313)	(29,832)	(1,168)	—	(33,323)
Balance at December 31, 2017	$185,923	$1,531,640	$56,821	$4,485,599	$87,031	$6,347,014

Balance at January 1, 2018	$185,923	$1,531,640	$56,821	$4,485,599	$87,031	$6,347,014
Additions/transfers	6,203	119,712	1,646	229,673	6,202	363,436
Proceeds on pre-commercial production sales	—	(9,179)	—	(39,689)	—	(48,868)
Olympias commercial production transfers (*)	387	465,249	53,858	(506,206)	—	13,288
Other movements	(240)	13,011	1,769	(200)	226	14,566
Disposals	(29)	(8,400)	—	(20)	—	(8,449)
Balance at December 31, 2018	$192,244	$2,112,033	$114,094	$4,169,157	$93,459	$6,680,987

Depreciation and impairment
Balance at January 1, 2017	$(38,635)	$(706,641)	$(4,733)	$(1,282,542)	$—	$(2,032,551)
Depreciation for the year	(4,245)	(79,044)	—	(2,948)	—	(86,237)
Other movements	(546)	(2,048)	—	80	—	(2,514)
Disposals	—	1,683	—	2	—	1,685
Balance at December 31, 2017	$(43,426)	$(786,050)	$(4,733)	$(1,285,408)	$—	$(2,119,617)

Balance at January 1, 2018	$(43,426)	$(786,050)	$(4,733)	$(1,285,408)	$—	$(2,119,617)
Depreciation for the year	(3,125)	(88,649)	—	(3,774)	—	(95,548)
Olympias commercial production transfers (*)	—	(13,288)	—	—	—	(13,288)
Other movements	(1,060)	(15,485)	—	(346)	—	(16,891)
Impairment	(363)	(105,932)	—	(341,513)	—	(447,808)
Disposals	—	641	—	—	—	641
Balance at December 31, 2018	$(47,974)	$(1,008,763)	$(4,733)	$(1,631,041)	$—	$(2,692,511)

Carrying amounts
At January 1, 2017	$125,905	$710,307	$137,189	$2,594,931	$77,495	$3,645,827
At December 31, 2017	142,497	745,590	52,088	3,200,191	87,031	4,227,397
Balance at December 31, 2018	$144,270	$1,103,270	$109,361	$2,538,116	$93,459	$3,988,476

* Effective January 1, 2018, $506,206 of costs were transferred at Olympias from mineral properties and leases to relevant categories of property, plant and equipment upon commencement of commercial production.

Summary of Key Assumptions Used for Assessing Recoverable Amount of Company's CGUs Versus Carrying Values
The Company's impairment testing incorporated the following key assumptions:

Gold price ($/oz)	$1,250
Silver price ($/oz)	$17
Discount rate	6.5%
The key assumptions used for assessing the recoverable amount of the Olympias carrying values as at December 31, 2018 are as follows:

Gold price ($/oz)	$1,275 - $1,300
Silver price ($/oz)	$17 - $18
Lead price ($/t)	$2,200 - $2,300
Zinc price ($/t)	$2,800 - $2,900
Discount rate	7%